Leases - Summary of the effect on consolidated balance sheet as a result of ASC 842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets [Abstract]
Prepayments and other current assets	¥ 412,934	$ 59,870	¥ 195,617	¥ 200,075
Operating lease right-of-use assets	85,326	12,371	74,892
Liabilities [Abstract]
Operating lease liabilities, current	(24,152)	(3,502)	(37,414)
Operating lease liabilities, non-current	¥ (59,539)	$ (8,632)	¥ (33,020)
Adjustments due to adoption of ASC 842
Assets [Abstract]
Prepayments and other current assets				(4,458)
Operating lease right-of-use assets				74,892
Liabilities [Abstract]
Operating lease liabilities, current				(37,414)
Operating lease liabilities, non-current				¥ (33,020)